Class II Shares | Pioneer Strategic Income VCT Portfolio
PIONEER STRATEGIC INCOME VCT PORTFOLIO
INVESTMENT OBJECTIVE
A high level of current income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. YOUR COSTS WOULD BE HIGHER IF FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION WERE INCLUDED. Please consult your insurance company's separate account prospectus or disclosure document for more information.
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	Class II Shares Pioneer Strategic Income VCT Portfolio CLASS II
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.53%
Acquired Fund Fees and Expenses	0.04%	[1]
Total Annual Portfolio Operating Expenses	1.47%	[2]
Fee Waiver and Expense Limitation	(0.43%)	[3]
Total Annual Portfolio Operating Expenses Plus Acquired Fund Fees and Expenses After Fee Waiver and Expense Limitation	1.04%	[3]
[1]	Total annual portfolio operating expenses in the table, before and after fee waiver and expense reimbursements, may be higher than the corresponding ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include acquired fund fees and expenses.
[2]	Plus Acquired Fund Fees and Expenses
[3]	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all portfolio expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce expenses to 1.00% of the average daily net assets attributable to Class II shares. This expense limitation is in effect through May 1, 2019. There can be no assurance that the adviser will extend the expense limitation beyond such time. Net expenses for a Class may exceed the applicable expense limitation to the extent that the portfolio incurs excluded expenses. While in effect, the arrangement may be terminated only by agreement of the adviser and the Board of Trustees.

EXAMPLE
This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the portfolio for the time periods shown and then redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the portfolio's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). This example does not reflect any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher.
NUMBER OF YEARS YOU OWN YOUR SHARES (WITH REDEMPTION)
Expense Example	1	3	5	10
Class II Shares | Pioneer Strategic Income VCT Portfolio | Class II | USD ($)	106	423	762	1,721

NUMBER OF YEARS YOU OWN YOUR SHARES (WITHOUT REDEMPTION)
Expense Example, No Redemption	1	3	5	10
Class II Shares | Pioneer Strategic Income VCT Portfolio | Class II | USD ($)	106	423	762	1,721

PORTFOLIO TURNOVER
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the portfolio's performance. During the most recent fiscal year, the portfolio turnover rate was 48% of the average value of the portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities. Derivative investments that provide exposure to debt securities or have similar economic characteristics may be used to satisfy the portfolio's 80% policy. The portfolio has the flexibility to invest in a broad range of issuers and segments of the debt securities markets. The portfolio's investment adviser allocates the portfolio's investments among the following three segments of the debt markets:
  Below investment grade (high yield or "junk bond") securities of U.S. and non-U.S. issuers
  Investment grade securities of U.S. issuers
  Investment grade securities of non-U.S. issuers
The adviser's allocations among the segments of the debt markets depend upon its outlook for economic, interest rate and political trends. At any given time, the portfolio may have a substantial amount of its assets in any one of such segments. The portfolio may invest in securities of issuers in any market capitalization range, industry or market sector.

The portfolio invests primarily in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or non-U.S. governmental entities; debt securities of U.S. and non-U.S. corporate issuers (including convertible debt); and mortgage-related securities, including collateralized mortgage obligations and "sub-prime" mortgages, and asset-backed securities.

The portfolio invests in securities with a broad range of maturities and maintains an average portfolio maturity which varies based upon the judgment of the portfolio's investment adviser. The portfolio's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The portfolio's investments may include instruments that allow for balloon payments or negative amortization payments.

Depending upon the adviser's allocation among market segments, up to 70% of the portfolio's total assets may be in debt securities rated below investment grade at the time of purchase or determined to be of equivalent quality by the adviser. Up to 20% of the portfolio's total assets may be invested in debt securities rated below CCC by Standard & Poor's Financial Services LLC or the equivalent by another nationally recognized statistical rating organization or determined to be of equivalent credit quality by the adviser. The portfolio's investments in debt securities rated below investment grade may include securities that are in default. The portfolio may invest in floating rate loans, subordinated debt securities, event-linked bonds and other insurance-linked securities, and municipal securities. The portfolio may also invest in Treasury Inflation Protected Securities ("TIPS") and other inflation-linked debt securities.

Up to 85% of the portfolio's total assets may be in debt securities of non-U.S. corporate and governmental issuers, including debt securities of corporate and governmental issuers in emerging markets.

The portfolio may invest up to 20% of its total assets in equity securities, including common stocks, preferred stocks, rights, warrants, depositary receipts, funds that invest primarily in equity securities and equity interests in real estate trusts (REITs).

The portfolio may, but is not required to, use derivatives, such as credit default swaps, forward foreign currency exchange contracts, and bond and interest rate futures. The portfolio may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the portfolio's return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The portfolio may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The portfolio also may hold cash or other short-term investments.

The adviser considers both broad economic and issuer specific factors in selecting investments. In assessing the appropriate maturity, rating, sector and country weightings of the portfolio, the adviser considers a variety of factors that are expected to influence economic activity and interest rates. The adviser selects individual securities to buy and sell based upon such factors as a security's yield, liquidity and rating, an assessment of credit quality, and sector and issuer diversification.
PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
You could lose money on your investment in the portfolio. As with any mutual fund, there is no guarantee that the portfolio will achieve its objective.

MARKET RISK. The value of securities held by the portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars and terror attacks); measures to address budget deficits; downgrading of sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and has begun raising interest rates. Certain foreign governments and central banks are implementing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the portfolio invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio's investments may be negatively affected. The portfolio may experience a substantial or complete loss on any individual security or derivative position.

HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade, called "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments. These risks are more pronounced for securities that are already in default.

INTEREST RATE RISK. Interest rates may go up, causing the value of the portfolio's investments to decline (this risk generally will be greater for securities with longer maturities or durations). For example, if interest rates increase by 1%, the value of a fund's portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. Interest rates in the U.S. recently have been historically low, so the portfolio faces a heightened risk that interest rates may continue to rise. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the portfolio. The maturity of a security may be significantly longer than its effective duration. A security's maturity and other features may be more relevant than its effective duration in determining the security's sensitivity to other factors affecting the issuer or markets generally such as changes in credit quality or in the yield premium that the market may establish for certain types of securities.

Rising interest rates can lead to increased default rates, as issuers of floating rate securities find themselves faced with higher payments. Unlike fixed rate securities, floating rate securities generally will not increase in value if interest rates decline. Changes in interest rates also will affect the amount of interest income the portfolio earns on its floating rate investments.

CREDIT RISK. If an issuer or guarantor of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The portfolio also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration and reduce the value of the security.

LIQUIDITY RISK. Some securities and derivatives held by the portfolio may be impossible or difficult to purchase, sell or unwind, particularly during times of market turmoil. An instrument's liquidity may be affected by reduced trading volume, a relative lack of market makers or legal restrictions, and illiquid securities and derivatives also may be difficult to value. Liquidity risk may be magnified in a rising interest rate environment. If the portfolio is forced to sell an illiquid asset or unwind a derivative position to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss. The portfolio may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer). In extreme cases, this may constrain the portfolio's ability to meet its obligations (including obligations to redeeming shareholders).

PORTFOLIO SELECTION RISK. The adviser's judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.

U.S. TREASURY OBLIGATIONS RISK. The market value of direct obligations of the U.S. Treasury may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the portfolio's investments in obligations issued by the U.S. Treasury to decline.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The portfolio invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as FNMA, FHLMC and the FHLBs, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers. Although the U.S. government has provided financial support to FNMA and FHLMC in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the portfolio may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF INSTRUMENTS THAT ALLOW FOR BALLOON PAYMENTS OR NEGATIVE AMORTIZATION PAYMENTS. Certain debt instruments allow for balloon payments or negative amortization payments. Such instruments permit the borrower to avoid paying currently a portion of the interest accruing on the instrument. While these features make the debt instrument more affordable to the borrower in the near term, they increase the risk that the borrower will be unable to make the resulting higher payment or payments that become due at the maturity of the loan.

RISKS OF INVESTING IN FLOATING RATE LOANS. Floating rate loans and similar investments may be illiquid or less liquid than other investments and difficult to value. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended trade settlement periods. In particular, loans may take longer than seven days to settle, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans. To the extent that sale proceeds of loans are not available, the portfolio may sell securities that have shorter settlement periods or may access other sources of liquidity to meet redemption requests. Loans may not be considered "securities," and purchasers, such as the portfolio, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws.

COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer's obligations or may be difficult to liquidate. In addition, the portfolio's access to collateral may be limited by bankruptcy or other insolvency laws. Uncollateralized loans involve a greater risk of loss.

RISK OF DISADVANTAGED ACCESS TO CONFIDENTIAL INFORMATION. The adviser's decision not to receive material, non-public information about an issuer of a loan either held by, or considered for investment by, the portfolio, under normal circumstances could place it at a disadvantage, relative to other loan investors, in assessing a loan or the loan's issuer, and adversely affect the portfolio's investment performance.

RISKS OF INVESTING IN INSURANCE-LINKED SECURITIES. The return of principal and the payment of interest on "event-linked" bonds and other insurance-linked securities are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude or other event that leads to physical or economic loss. If a trigger event, as defined within the terms of an event-linked bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified, the portfolio may lose a portion or all of its accrued interest and/or principal invested in the event-linked bond. In addition to the specified trigger events, event-linked bonds may expose the portfolio to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Certain insurance-linked securities may have limited liquidity, or may be illiquid. The portfolio has limited transparency into the individual contracts underlying certain insurance-linked securities, which may make the risk assessment of such securities more difficult. Certain insurance-linked securities may be difficult to value.

INFLATION-LINKED SECURITIES RISK. The principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation. The inflation index used may not accurately measure the real rate of inflation. Inflation-linked securities may lose value or interest payments on such securities may decline in the event that the actual rate of inflation is different than the rate of the inflation index, and losses may exceed those experienced by other debt securities with similar durations. The values of inflation-linked securities may not be directly correlated to changes in interest rates, for example if interest rates rise for reasons other than inflation.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on subordinated securities.

MUNICIPAL SECURITIES RISK. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In recent periods, an increasing number of municipal issuers in the United States have defaulted on obligations and commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse. To the extent the portfolio invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, the portfolio will be more susceptible to associated risks and developments.

RISKS OF ZERO COUPON BONDS, PAYMENT IN KIND, DEFERRED AND CONTINGENT PAYMENT SECURITIES. These securities may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although the portfolio receives no periodic cash payments on such securities, the portfolio is deemed for tax purposes to receive income from such securities, which applicable tax rules require the portfolio to distribute to shareholders. Such distributions may be taxable when distributed to taxable shareholders.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers, or in U.S. issuers that have significant exposure to foreign markets, may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the portfolio invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, terrorism, sustained economic downturns, financial instability, tax burdens, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the portfolio's return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. In addition, voters in the United Kingdom have approved withdrawal from the EU. Other countries may seek to withdraw from the EU and/or abandon the euro, the common currency of the EU.

CURRENCY RISK. The portfolio could experience losses based on changes in the exchange rate between non-U.S. currencies and the U.S. dollar or as a result of currency conversion costs. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

EQUITY SECURITIES RISK. Equity securities represent an ownership interest in an issuer, rank junior in a company's capital structure to debt securities and consequently may entail greater risk of loss than debt securities. Equity securities are subject to the risk that stock prices may rise and fall in periodic cycles and may perform poorly relative to other investments. This risk may be greater in the short term.

RISKS OF CONVERTIBLE SECURITIES. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A downturn in equity markets may cause the price of convertible securities to decrease relative to other fixed income securities.

PREFERRED STOCKS RISK. Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stocks generally pay dividends only after the company makes required payments to holders of its bonds and other debt. Thus, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks of smaller companies may be more vulnerable to adverse developments than preferred stocks of larger companies.

RISKS OF INVESTMENT IN OTHER FUNDS. Investing in other investment companies, including other funds managed by the adviser, subjects the portfolio to the risks of investing in the underlying securities or assets held by those funds. When investing in another fund, the portfolio will bear a pro rata portion of the underlying fund's expenses, including management fees, in addition to its own expenses.

DERIVATIVES RISK. Using swaps, futures and other derivatives can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the portfolio. Using derivatives may increase the volatility of the portfolio's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the portfolio. Some derivatives have the potential for unlimited loss, regardless of the size of the portfolio's initial investment. Changes in a derivative's value may not correlate well with the referenced asset or metric. The portfolio also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. Use of derivatives may have different tax consequences for the portfolio than an investment in the underlying security, and such differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.

CREDIT DEFAULT SWAP RISK. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the portfolio. Credit default swaps may in some cases be illiquid, and they increase credit risk since the portfolio has exposure to the issuer of the referenced obligation and either the counterparty to the credit default swap or, if it is a cleared transaction, the brokerage firm through which the trade was cleared and the clearing organization that is the counterparty to that trade.

RISKS OF INVESTING IN INVERSE FLOATING RATE OBLIGATIONS. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

FORWARD FOREIGN CURRENCY TRANSACTIONS RISK. The portfolio may not fully benefit from or may lose money on forward foreign currency transactions if changes in currency rates do not occur as anticipated or do not correspond accurately to changes in the value of the portfolio's holdings, or if the counterparty defaults. Such transactions may also prevent the portfolio from realizing profits on favorable movements in exchange rates. Risk of counterparty default is greater for counterparties located in emerging markets.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the portfolio's underlying assets and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the portfolio to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

REPURCHASE AGREEMENT RISK. In the event that the other party to a repurchase agreement defaults on its obligations, the portfolio may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. In addition, if the portfolio is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.

MARKET SEGMENT RISK. To the extent the portfolio emphasizes, from time to time, investments in a market segment, the portfolio will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a portfolio without the same focus.

VALUATION RISK. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for illiquid securities and securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued the securities or had used a different valuation methodology. The portfolio's ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

REDEMPTION RISK. The portfolio may experience heavy redemptions that could cause the portfolio to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

CYBERSECURITY RISK. Cybersecurity failures or breaches by the portfolio's adviser, transfer agent, distributor, custodian, fund accounting agent and other service providers may disrupt portfolio operations, interfere with the portfolio's ability to calculate its NAV, prevent portfolio shareholders from purchasing, redeeming or exchanging shares or receiving distributions, cause loss of or unauthorized access to private shareholder information, and result in financial losses, regulatory fines, penalties, reputational damage, or additional compliance costs.

EXPENSE RISK. Your actual costs of investing in the portfolio may be higher than the expenses shown in "Annual portfolio operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and portfolio expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the portfolio from achieving its goals.

An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE PORTFOLIO'S PAST PERFORMANCE
The bar chart and table indicate the risks and volatility of an investment in the portfolio by showing how the portfolio has performed in the past. The bar chart shows changes in the performance of the portfolio's Class II shares from calendar year to calendar year. The table shows the average annual total returns for Class II shares of the portfolio over time and compares these returns to the returns of the Bloomberg Barclays U.S. Universal Index, a broad-based measure of market performance that has characteristics relevant to the portfolio's investment strategies.

The performance shown for Class II shares for periods prior to the commencement of operations of Class II shares on May 1, 2003 is based on the performance of Class I shares of the portfolio, reduced to reflect the higher distribution fee of Class II shares.

The bar chart and table do not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.

The portfolio's past performance does not necessarily indicate how it will perform in the future.
ANNUAL RETURN CLASS II SHARES (%) (Year ended December 31)

For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 12.55% (04/01/2009 TO 06/30/2009). THE LOWEST CALENDAR QUARTERLY RETURN WAS -9.38% (10/01/2008 TO 12/31/2008).
AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2017)
Average Annual Total Returns - Class II Shares - Pioneer Strategic Income VCT Portfolio	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	INCEPTION DATE
Class II	4.74%	2.99%	5.23%	6.44%	Jul. 29, 1999
Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes)	4.09%	2.50%	4.33%	5.31%	Jul. 29, 1999